FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Note 5: -	Fair value measurement

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Company's financial assets and liabilities measured at fair value on a recurring basis, excluding accrued interest components; consisted of the following types of instruments as of December 31, 2014 and 2013:

	Fair value measurements using input type
	December 31, 2014
	Level 1	Level 2	Level 3	Total

Assets:
Equity securities	4,428	-	-	4,428
Government and corporate debentures	12,006	33,098	-	45,104
Foreign currency derivative contracts	-	87	-	87

Total financial assets	16,434	33,185	-	49,619

Liabilities:
Contingent consideration (*)	-	-	2,607	2,607

Total financial liabilities	-	-	2,607	2,607

Redeemable non-controlling interest (*)	-	-	10,313	10,313

	Fair value measurements using input type
	December 31, 2013
	Level 1	Level 2	Level 3	Total

Assets:
Equity securities	$4,051	$-	$-	$4,051
Government and corporate debentures	14,210	215	-	14,425
Foreign currency derivative contracts	-	-	-	-

Total financial assets	18,261	215	-	18,476

Liabilities:
Contingent consideration (*)	-	-	13,740	13,740

Total financial liabilities	-	-	13,740	13,740

Redeemable non-controlling interest (*)	$-	$-	$23,529	$23,529

(*)	The fair value of redeemable non-controlling interest and contingent consideration was determined based on the present value of the future expected cash flow.

The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

	December 31,
	2013	2014

Carrying value as of January 1	$34,139	$37,269
Acquisition of new subsidiary	-	1,113
Change due to loss of control in subsidiary	-	(6,787)
Increase of contingent consideration	2,459	-
Repayment of contingent consideration	(1,313)	(12,701)
Exchange differences	2,474	(2,015)
Net income attributable to redeemable non-controlling interests	546	154
Net changes in fair value	(1,036)	(4,113)

Carrying value as of December 31	$37,269	$12,920